Financial risk management - Reconciliation of movements of liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1	€ 56,777
Changes from financing cash flows
Proceeds from loans and borrowings	12,612
Repayment of borrowings	(898)
Payment of finance lease liabilities	(435)
Total changes from financing cash flows	11,279
Liability-related
Capitalised borrowing costs	78
Reclassification	165
Interest expense	145
Interest paid	(206)
Total liability-related other changes	182
Total equity-related other changes	(8,125)
Restated balance at December 31	60,113
Bank overdrafts used for cash management purposes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1	224
Changes from financing cash flows
Repayment of borrowings	(166)
Total changes from financing cash flows	(166)
Liability-related
Restated balance at December 31	58
Other loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1	5,099
Changes from financing cash flows
Proceeds from loans and borrowings	12,612
Repayment of borrowings	(732)
Total changes from financing cash flows	11,880
Liability-related
Capitalised borrowing costs	78
Reclassification	42
Interest expense	100
Interest paid	(161)
Total liability-related other changes	59
Restated balance at December 31	17,038
Finance lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1	791
Changes from financing cash flows
Payment of finance lease liabilities	(435)
Total changes from financing cash flows	(435)
Liability-related
Reclassification	123
Interest expense	45
Interest paid	(45)
Total liability-related other changes	123
Restated balance at December 31	479
Subscribed capital
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1	3,720
Liability-related
Restated balance at December 31	3,720
Capital Reserves
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1	75,827
Liability-related
Total equity-related other changes	400
Restated balance at December 31	76,227
Accumulated deficit
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1	(28,971)
Liability-related
Total equity-related other changes	(8,509)
Restated balance at December 31	(37,480)
Non-controlling interests
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1	87
Liability-related
Total equity-related other changes	(16)
Restated balance at December 31	€ 71